Schedule of Warranty Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2024	Feb. 29, 2024
Equity [Abstract]
Warrants Outstanding, Beginning Balance	486,165
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 9.94
Warrants, Assumed pursuant to reverse acquisition		217,593
Weighted Average Exercise Price, Assumed pursuant to reverse acquisition		$ 21.01
Weighted Average Remaining Contractual Life (Yrs.), Assumed pursuant to reverse acquisition		1 year 10 months 9 days
Warrants, Granted		268,572
Weighted Average Exercise Price, Granted		$ 3.02
Weighted Average Remaining Contractual Life Years, Granted		2 years 2 months 1 day
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Forfeited or cancelled	(2,102)
Weighted Average Exercise Price, Forfeited or cancelled	$ 322.00
Warrants Outstanding, Ending Balance	484,063	486,165
Weighted Average Exercise Price Outstanding, Ending Balance	$ 8.58	$ 9.94
Weighted Average Remaining Contractual Life Years, Ending Balance		1 year 11 months 15 days
Weighted Average Remaining Contractual Life (Yrs.), Granted		2 years 2 months 1 day
Weighted Average Remaining Contractual Life (Yrs.) Outstanding	1 year 8 months 15 days	1 year 11 months 15 days